ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036-8704 WWW.ROPESGRAY.COM

October 16, 2019	Matthew C. Micklavzina T +1 212 841 8849 matthew.micklavzina@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Stone Ridge Trust VI (the “Trust”) (File Nos. 333-234055 and 811-23478)

Ladies and Gentlemen:

We are filing today via EDGAR Pre-Effective Amendment No. 1 to the Trust’s Registration Statement (File No. 333-234055) on Form N-2 pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 1 to the Trust’s Registration Statement (File No. 811-23478) pursuant to the Investment Company Act of 1940, as amended, on behalf of the Trust, a Delaware statutory trust.

This pre-effective amendment is being filed for the purposes of responding to comments from the Staff of the Securities and Exchange Commission, registering additional shares and making certain other changes. This filing has been marked to indicate changes made from the filing of the Trust’s Registration Statement on October 2, 2019.

Pursuant to Section 6 of the 1933 Act, we have calculated the Registration Fees and have wired such fees in the amount of $3,115.20 to the Securities and Exchange Commission.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (212) 841-8849.

Very truly yours,

/s/ Matthew C. Micklavzina
Matthew C. Micklavzina

cc:	Lauren D. Macioce Charles L. Nail Elizabeth J. Reza Gregory C. Davis